UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4061

Legg Mason Partners Core Plus Bond Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

CORE PLUS BOND FUND, INC.

FORM N-Q

APRIL 30, 2006

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 25.8%
Aerospace & Defense - 0.1%
		L-3 Communications Corp., Senior Subordinated Notes:
$100,000	BB+	7.625% due 6/15/12	$103,500
275,000	BB+	6.375% due 10/15/15	268,125
125,000	B+	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	121,563
		Sequa Corp., Senior Notes:
175,000	BB-	9.000% due 8/1/09	189,000
175,000	BB-	Series B, 8.875% due 4/1/08	183,312

		Total Aerospace & Defense	865,500

Auto Components - 0.0%
50,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	45,500
100,000	BB-	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	108,000

		Total Auto Components	153,500

Automobiles - 1.2%
		DaimlerChrysler North American Holding Corp.:
2,000,000	BBB	5.875% due 3/15/11	1,993,150
2,280,000	BBB	Notes, 4.050% due 6/4/08	2,214,149
		Ford Motor Co.:
		Debentures:
25,000	BB-	6.625% due 10/1/28	17,250
30,000	BB-	8.900% due 1/15/32	23,025
3,700,000	BB-	Notes, 7.450% due 7/16/31	2,719,500
		General Motors Corp., Senior Debentures:
50,000	B	8.250% due 7/15/23	36,500
4,265,000	B	8.375% due 7/15/33	3,198,750

		Total Automobiles	10,202,324

Building Products - 0.0%
125,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	130,625
125,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	128,750

		Total Building Products	259,375

Capital Markets - 1.6%
125,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	138,125
1,890,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	1,821,501
840,000	A-	Lehman Brothers Holdings E-Capital Trust I, Enhanced Capital Advantaged Preferred Securities, 5.550% due 8/19/65 (a)(b)	843,399
5,225,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	5,026,774
6,800,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	6,298,854
250,000	BB+	Morgan Stanley Bank AG for OAO Gazprom, Notes, Loan Participation, 9.625% due 3/1/13	296,250

		Total Capital Markets	14,424,903

Chemicals - 0.1%
100,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	112,500
100,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	109,500
75,000	BB-	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	78,750
50,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	52,500
25,000	BB	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	28,500
50,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	55,500
50,000	B-	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	51,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Chemicals - 0.1% (continued)
$100,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	$107,500

		Total Chemicals	596,625

Commercial Banks - 2.0%
6,800,000	BBB+	HSBC Finance Capital Trust IX, 5.911% due 11/30/35 (b)(c)	6,581,244
1,300,000	BBB-	Resona Preferred Global Securities Cayman Ltd., 7.191% due 7/30/15 (a)(b)	1,338,744
1,425,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (a)(b)	1,386,139
4,620,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	4,432,996
4,270,000	AA-	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	4,092,936

		Total Commercial Banks	17,832,059

Commercial Services & Supplies - 0.3%
150,000	BB-	Allied Waste North America Inc., Senior Notes, 7.875% due 4/15/13	156,750
100,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	99,750
125,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	134,062
200,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	191,500
75,000	BB	IKON Office Solutions Inc., 7.750% due 9/15/15	77,250
2,180,000	BBB	Waste Management Inc., 6.375% due 11/15/12	2,245,928

		Total Commercial Services & Supplies	2,905,240

Communications Equipment - 0.1%
550,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	490,875

Computers & Peripherals - 0.0%
50,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	53,625

Construction Materials - 0.0%
75,000	BB-	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13	77,250

Consumer Finance - 3.8%
		Ford Motor Credit Co.:
		Notes:
50,000	BB-	6.625% due 6/16/08	47,000
10,400,000	BB-	7.375% due 10/28/09 (c)	9,616,495
4,400,000	BB-	Senior Notes, 5.800% due 1/12/09	3,985,054
		General Motors Acceptance Corp.:
		Bonds:
1,100,000	BB	6.150% due 4/5/07	1,079,761
540,000	BB	8.000% due 11/1/31	513,376
590,000	BB	Global Notes, 6.125% due 2/1/07	580,564
		Notes:
11,070,000	BB	6.125% due 8/28/07 (c)	10,763,726
3,900,000	BB	5.625% due 5/15/09	3,655,650
45,000	BB	7.250% due 3/2/11	43,068
		MBNA Corp.:
3,150,000	AA-	Medium-Term Notes, 6.250% due 1/17/07	3,171,414
750,000	AA-	Notes, 4.625% due 9/15/08	738,563

		Total Consumer Finance	34,194,671

Containers & Packaging - 0.1%
100,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	109,500
		Graphic Packaging International Corp.:
50,000	B-	Senior Notes, 8.500% due 8/15/11	50,250
175,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	170,625
401,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	390,975
125,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	132,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Containers & Packaging - 0.1% (continued)
			Owens-Brockway Glass Container Inc., Senior Notes:
$150,000		B	8.250% due 5/15/13	$154,875
50,000		B	6.750% due 12/1/14	48,250
25,000		B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	25,187
100,000		CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	98,000

			Total Containers & Packaging	1,180,162

Diversified Financial Services - 3.3%
1,400,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	1,352,056
400,000		A-	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	444,500
5,500,000		A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (c)	5,919,595
100,000		B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	97,500
930,000		A+	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	906,568
4,730,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	4,562,771
162,000		B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	174,352
150,000		B3(d)	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	155,625
6,050,000		A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	6,329,449
100,000		B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	99,625
8,856,703		BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005- 1, 7.589% due 6/15/15 (a)	8,959,529
150,000		CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.885% due 10/1/15	111,375
75,000		CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	77,813

			Total Diversified Financial Services	29,190,758

Diversified Telecommunication Services - 1.7%
2,045,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	1,978,448
350,000		B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.232% due 2/1/15 (a)	255,500
1,700,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	1,824,698
300,000		B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	309,375
50,000		B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	52,813
4,500,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	4,166,879
2,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	173,374
6,305,000		A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	6,189,511

			Total Diversified Telecommunication Services	14,950,598

Electric Utilities - 1.0%
100,000		BB-	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	109,250
200,000		B+	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11	226,500
2,500,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	2,227,407
			FirstEnergy Corp., Notes:
1,300,000		BBB-	Series B, 6.450% due 11/15/11	1,342,140
2,620,000		BBB-	Series C, 7.375% due 11/15/31	2,855,205
250,000		B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	237,500
1,400,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	1,343,562
880,000		BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	896,407

			Total Electric Utilities	9,237,971

Energy Equipment & Services - 0.1%
88,000		B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	90,420
25,000		BB	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15	24,063
125,000		B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	130,937

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Energy Equipment & Services - 0.1%(continued)
$125,000	B	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	$126,875

		Total Energy Equipment & Services	372,295

Food & Staples Retailing - 0.0%
		Rite Aid Corp.:
50,000	B-	Notes, 7.125% due 1/15/07	50,375
50,000	B+	Senior Secured Notes, 7.500% due 1/15/15	49,375
75,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10	77,063

		Total Food & Staples Retailing	176,813

Food Products - 0.1%
200,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	211,000
125,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	136,875
225,000	B	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	217,687

		Total Food Products	565,562

Health Care Providers & Services - 0.3%
125,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	122,188
225,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	226,125
		Extendicare Health Services Inc.:
75,000	B+	Senior Notes, 9.500% due 7/1/10	79,219
75,000	B	Senior Subordinated Notes, 6.875% due 5/1/14	77,250
1,430,000	BB+	HCA Inc., Senior Notes, 5.750% due 3/15/14	1,334,440
200,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	203,000
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	154,500
175,000	B	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	182,437
300,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	294,375

		Total Health Care Providers & Services	2,673,534

Hotels, Restaurants & Leisure - 0.4%
		Boyd Gaming Corp., Senior Subordinated Notes:
100,000	B+	7.750% due 12/15/12	104,250
100,000	B+	6.750% due 4/15/14	99,500
400,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	432,500
100,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	102,000
150,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.031% due 3/15/14	120,000
75,000	B-	Gaylord Entertainment Co., Senior Notes, 8.000% due 11/15/13	77,344
50,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	50,250
275,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	292,941
190,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	187,625
95,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	99,037
225,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	217,125
		MGM MIRAGE Inc., Senior Notes:
250,000	BB	6.750% due 9/1/12	248,750
125,000	BB	6.625% due 7/15/15	121,719
100,000	BB	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	100,000
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	121,875
150,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	148,125
		Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	B-	8.250% due 3/15/12	78,750
50,000	B-	8.750% due 10/1/13	54,000
75,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	75,188
125,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	121,250
125,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	125,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.4% (continued)
$225,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	$243,000
275,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	271,562
125,000	B+	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)	130,625
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	52,250

		Total Hotels, Restaurants & Leisure	3,674,666

Household Durables - 0.0%
100,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	105,000
75,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	79,125

		Total Household Durables	184,125

Household Products - 0.0%
		Spectrum Brands Inc., Senior Subordinated Notes:
125,000	CCC	8.500% due 10/1/13	110,937
126,000	CCC	7.375% due 2/1/15	106,470

		Total Household Products	217,407

Independent Power Producers & Energy Traders - 0.5%
		AES Corp., Senior Notes:
275,000	B	8.875% due 2/15/11	297,000
125,000	B	7.750% due 3/1/14	130,937
		Duke Energy Corp., Senior Notes:
1,500,000	BBB	4.200% due 10/1/08	1,457,283
1,240,000	BBB	5.625% due 11/30/12	1,233,959
450,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	409,500
175,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	176,531
		NRG Energy Inc., Senior Notes:
85,000	B-	7.250% due 2/1/14	85,638
250,000	B-	7.375% due 2/1/16	252,812

		Total Independent Power Producers & Energy Traders	4,043,660

Industrial Conglomerates - 0.5%
75,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	78,375
68,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	74,800
4,500,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13 (c)	4,492,044

		Total Industrial Conglomerates	4,645,219

Internet & Catalog Retail - 0.0%
100,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	99,125

IT Services - 0.3%
2,160,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	2,261,015
250,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	261,562
		Unisys Corp., Senior Notes:
100,000	BB-	6.875% due 3/15/10	96,500
50,000	BB-	8.000% due 10/15/12	48,313

		Total IT Services	2,667,390

Machinery - 0.1%
75,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	82,500
296,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	301,180

		Total Machinery	383,680

Media - 2.6%
75,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	81,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Media - 2.6% (continued)
$100,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	$101,250
214,000	Caa3(d)	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	191,530
375,000	CCC-	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	369,375
200,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	202,500
175,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	176,750
50,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	51,750
4,900,000	BBB+	Comcast Corp., Notes, 6.500% due 1/15/15 (c)	4,999,102
		CSC Holdings Inc.:
125,000	B+	Senior Debentures, 7.625% due 7/15/18	125,625
		Senior Notes:
100,000	B+	7.250% due 4/15/12 (a)	100,000
		Series B:
125,000	B+	8.125% due 7/15/09	130,312
250,000	B+	7.625% due 4/1/11	255,625
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
81,000	BB-	8.375% due 3/15/13	86,974
270,000	BB-	6.375% due 6/15/15	265,275
		EchoStar DBS Corp., Senior Notes:
475,000	BB-	6.625% due 10/1/14	458,969
15,000	BB-	7.125% due 2/1/16 (a)	14,719
200,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	195,500
4,350,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	4,603,766
125,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	116,250
50,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	54,125
		Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes:
100,000	B	11.000% due 7/15/13	106,500
125,000	B	8.500% due 10/15/15	123,750
4,500,000	BBB	News America Inc., Notes, 5.300% due 12/15/14	4,315,846
50,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	47,250
		R.H. Donnelley Corp.:
		Senior Discount Notes:
125,000	B	Series A-1, 6.875% due 1/15/13 (a)	116,875
200,000	B	Series A-2, 6.875% due 1/15/13 (a)	187,000
300,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	310,125
50,000	BB+	Rogers Cable Inc., Senior Secured Notes, 6.250% due 6/15/13	48,938
125,000	B-	Salem Communications Holding Corp., Senior Subordinated Notes Series B, 9.000% due 7/1/11	131,094
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
125,000	B	8.750% due 12/15/11	132,187
125,000	B	8.000% due 3/15/12	127,812
3,875,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	4,206,991
50,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	51,000
310,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (a)	308,178
150,000	B+	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	147,750
100,000	B+	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	107,000

		Total Media	23,049,443

Metals & Mining - 0.0%
50,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	55,125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Multi-Utilities - 0.3%
$2,290,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	$2,256,967

Multiline Retail - 0.0%
100,000	B-	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	93,750
75,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	80,625

		Total Multiline Retail	174,375

Office Electronics - 0.0%
225,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	232,875

Oil, Gas & Consumable Fuels - 3.4%
2,000,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	2,179,892
1,910,000	BBB+	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	2,166,377
		Chesapeake Energy Corp., Senior Notes:
125,000	BB	6.375% due 6/15/15	120,313
225,000	BB	6.625% due 1/15/16	219,375
100,000	BB	6.250% due 1/15/18	95,250
25,000	BB	6.875% due 11/15/20 (a)	24,688
2,340,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	2,287,203
4,350,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	4,811,922
3,950,000	BBB	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	4,179,408
		El Paso Corp., Medium-Term Notes:
200,000	B-	7.800% due 8/1/31	199,000
225,000	B-	7.750% due 1/15/32	224,437
200,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	198,500
550,000	BB	Gaz Capital SA, Notes, 8.625% due 4/28/34	666,545
150,000	B+	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	142,125
3,850,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	4,358,177
		Pemex Project Funding Master Trust, Notes:
225,000	BBB	5.750% due 12/15/15 (a)	213,581
1,677,000	BBB	6.625% due 6/15/35 (a)	1,586,861
100,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	97,750
		Stone Energy Corp., Senior Subordinated Notes:
50,000	B-	8.250% due 12/15/11	52,500
50,000	B-	6.750% due 12/15/14	50,500
200,000	BB-	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	201,500
100,000	A-	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	104,046
100,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	99,500
2,850,000	B+	Williams Cos. Inc., Notes, 8.750% due 3/15/32	3,298,875
2,190,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	2,243,876

		Total Oil, Gas & Consumable Fuels	29,822,201

Paper & Forest Products - 0.5%
		Abitibi-Consolidated Inc.:
125,000	B+	Debentures, 8.850% due 8/1/30	115,625
100,000	B+	Notes, 7.750% due 6/15/11	99,500
50,000	B+	Senior Notes, 8.375% due 4/1/15	50,750
300,000	B+	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	286,500
50,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	48,750
100,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	100,750
3,950,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	4,093,334

		Total Paper & Forest Products	4,795,209

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Personal Products - 0.0%
$125,000	B-	DEL Laboratories Inc., Senior Secured Notes, 9.680% due 11/1/11 (a)(b)	$127,813
175,000	CCC+	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	183,312

		Total Personal Products	311,125

Pharmaceuticals - 0.0%
180,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	179,100
75,000	CCC+	Warner Chilcott Corp., Senior Subordinated Notes, 9.250% due 2/1/15 (a)	75,000

		Total Pharmaceuticals	254,100

Real Estate Investment Trusts (REITs) - 0.1%
200,000	B	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	215,000
		Host Marriott LP, Senior Notes:
325,000	BB-	7.125% due 11/1/13	331,500
125,000	BB-	Series O, 6.375% due 3/15/15	121,562
175,000	B-	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	202,125
250,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16	245,625

		Total Real Estate Investment Trusts (REITs)	1,115,812

Semiconductors & Semiconductor Equipment - 0.0%
		Amkor Technology Inc.:
175,000	CCC+	Senior Notes, 9.250% due 2/15/08	185,281
50,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	51,188

		Total Semiconductors & Semiconductor Equipment	236,469

Specialty Retail - 0.0%
125,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	135,000

Textiles, Apparel & Luxury Goods - 0.1%
300,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	318,000
75,000	BB-	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15	72,750
75,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	74,250

		Total Textiles, Apparel & Luxury Goods	465,000

Thrifts & Mortgage Finance - 0.2%
1,610,000	A	Countrywide Home Loans Inc., 4.960% due 2/27/08	1,610,848

Tobacco - 0.4%
3,390,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	3,600,316

Wireless Telecommunication Services - 0.6%
100,000	BB-	American Tower Corp., Senior Notes, 7.125% due 10/15/12	102,500
		Centennial Communications Corp., Senior Notes:
100,000	CCC	10.740% due 1/1/13 (b)	105,000
175,000	CCC	10.125% due 6/15/13	192,281
125,000	CCC	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	129,375
50,000	B-	iPCS Inc., Senior Notes, 11.500% due 5/1/12	56,875
675,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	705,188
3,800,000	A-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	4,277,504
100,000	A-	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	112,500

		Total Wireless Telecommunication Services	5,681,223

		TOTAL CORPORATE BONDS & NOTES (Cost - $234,201,696)	230,115,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 44.0%
FHLMC - 7.0%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$448		5.500% due 5/1/13	$444
2,275,275		6.500% due 9/1/14-1/1/32	2,324,564
3,423,140		6.000% due 3/1/17	3,461,629
5,409,994		4.500% due 1/1/21 (c)	5,150,568
3,408,973		5.000% due 8/1/33-9/1/33	3,235,789
20,900,000		5.000% due 5/11/36 (e)(f)	19,763,562
29,000,000		5.500% due 5/11/36-5/16/36 (e)(f)	28,332,802

		Total FHLMC	62,269,358

FNMA - 30.0%
		Federal National Mortgage Association (FNMA):
3,023,222		6.500% due 2/1/14-1/1/33	3,084,036
1,180,925		5.500% due 11/1/16-12/1/16	1,173,869
1,301,344		6.000% due 5/1/17-6/1/32	1,315,026
8,816,079		6.000% due 6/1/32 (c)	8,800,281
20,157,782		5.500% due 4/1/35 (c)	19,589,793
145,800,000		5.000% due 5/11/36-6/13/36 (e)(f)	138,426,534
55,010,000		5.500% due 5/11/36-5/16/36 (e)(f)	53,577,425
3,000,000		6.500% due 5/11/36 (e)(f)	3,051,564
32,000,000		6.000% due 5/16/36-6/13/36 (e)(f)	31,956,884
7,000,000		4.500% due 6/13/36 (e)(f)	6,396,250

		Total FNMA	267,371,662

GNMA - 7.0%
		Government National Mortgage Association (GNMA):
19,356		8.500% due 11/15/27	20,864
5,871,406		6.500% due 8/15/31-3/15/32	6,048,774
21,400,000		5.000% due 5/18/36 (e)(f)	20,510,573
36,000,000		6.000% due 5/18/36 (e)(f)	36,146,232

		Total GNMA	62,726,443

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $400,268,401)	392,367,463

ASSET-BACKED SECURITIES - 5.7%
Home Equity - 2.5%
3,791,729	AAA	CIT Group Home Equity Loan Trust, 3.930% due 3/20/32	3,710,390
3,634,374	AAA	EMC Mortgage Loan Trust, Series 2004-B, Class A1, 5.409% due 1/25/41 (a)(b)	3,647,435
8,350,000	Aaa(d)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25 (b)(c)	8,189,039
6,675,000	AAA	Structured Asset Securities Corp., Series 2005-7XS, Class 1A2B, 5.270% due 4/25/35	6,617,258

		Total Home Equity	22,164,122

Student Loan - 3.2%
6,725,993	AAA	Bear Stearns Asset Backed Securities Inc., Series 2006-1, Class A, 5.098% due 12/25/35 (b)(c)	6,731,829
7,500,000	AAA	Residential Asset Mortgage Products Inc., Series 2004-RS5, Class A2B3, 5.429% due 5/25/34 (b)	7,569,232
		SACO I Trust:
5,086,720	AAA	Series 2006-1, Class A, 4.988% due 2/25/36 (b)	5,086,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Student Loan - 3.2% (continued)
$8,950,000	AAA	Series 2006-3, Class A3, 5.048% due 3/25/36 (b)(c)	$8,958,088

		Total Student Loan	28,345,869

		TOTAL ASSET-BACKED SECURITIES (Cost - $50,725,845)	50,509,991

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8%
		Banc of America Funding Corp.:
12,407,448	AAA	5.034% due 6/20/35 (b)(c)	12,579,598
8,400,431	AAA	Series 2005-E, Class 7A1, 5.034% due 6/20/35 (b)(c)	8,516,502
9,113,114	Aaa (d)	Banc of America Mortgage Securities, NA, 5.026% due 7/25/35 (b)(c)	8,953,378
4,531,222	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.080% due 3/25/36 (a)(b)	4,531,222
9,367,858	AAA	Citigroup Mortgage Loan Trust Inc., Series 2005-8, Class 1A1A, 5.321% due 10/25/35 (b)	9,259,186
		Countrywide Alternative Loan Trust:
7,976,241	AAA	Series 2004-14T2, Class A6, 5.500% due 8/25/34 (c)	7,847,206
11,464,816	AAA	Series 2005-59, Class 1A1, 5.253% due 11/20/35 (b)(c)	11,541,198
10,552,087	AAA	Series 2005-72, Class A1, 5.229% due 1/25/36 (b)(c)	10,555,235
11,976,717	AAA	Series 2006-OA2, Class A5, 5.153% due 5/20/46 (b)(c)	11,977,653
9,400,000	AAA	Series 2006-OC2, Class 2A3, 5.113% due 2/25/36 (b)(c)	9,400,944
11,123,241	AAA	Countrywide Home Loans, Series 2006-OA5, Class 1A1, 5.159% due 3/25/36 (b)(c)	11,138,814
3,407,016	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	142,884
2,790,824	AAA	Federal National Mortgage Association (FNMA), REMIC Trust, Series 2003- 111, Class HR, PAC, 3.750% due 5/25/30	2,618,273
9,266,914	AAA	First Horizon Mortgage Pass Through Trust, Series 2005-AR5, Class 2A1, 5.466% due 11/25/35 (b)(c)	9,192,818
10,000,000	AAA	Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 5.100% due 9/25/35 (b)(c)	10,000,000
		Lehman XS Trust:
10,897,437	AAA	Series 2005-5N, Class 3A1A, 5.259% due 11/25/35 (b)	10,913,049
9,500,000	AAA	Series 2006-4N, Class A2A, 5.049% due 4/25/46 (b)(c)	9,500,000
		MASTR Adjustable Rate Mortgages Trust:
2,486,580	AAA	Series 2004-6, Class 5A1, 4.727% due 7/25/34 (b)	2,442,219
4,600,000	AAA	Series 2006-2, Class 3A1, 4.852% due 1/25/36 (b)	4,511,594
2,728,259	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.495% due 2/25/35 (b)	2,667,738
5,530,954	AAA	Residential Accredit Loans Inc., Series 2005-QA7, Class A21, 4.848% due 7/25/35 (b)	5,442,331
7,660,000	AAA	Structured Adjustable Rate Mortgage Loan, Series 2005-20, Class 3A2, 5.250% due 10/25/35 (b)	7,445,788
9,236,514	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 5.425% due 5/25/35 (b)(c)	9,186,619
11,700,000	AAA	Structured Asset Mortgage Investment Inc., Series 2006-AR3, Class 11A1, 5.210% due 4/25/36 (b)(c)	11,700,000
8,874,975	AAA	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 4.988% due 1/25/36 (b)(c)	8,862,124
		Washington Mutual:
11,216,536	AAA	Series 2005-AR1, Class A1A, 5.279% due 1/25/45 (b)(c)	11,235,832
10,028,903	AAA	Series 2005-AR1, Class A2A1, 5.299% due 1/25/45 (b)(c)	10,048,164
8,936,032	AAA	Series 2005-AR13, Class A1B3, 5.319% due 10/25/15 (b)(c)	8,985,982
10,589,608	AAA	Series 2005-AR17, Class A1A2, 5.249% due 12/25/45 (b)(c)	10,629,746
8,475,412	AAA	Washington Mutual Inc., Series 2005-AR13, Class A1A1, 5.249% due 10/25/45 (b)(c)	8,528,614
		Wells Fargo Mortgage Backed Securities Trust:
3,593,063	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (b)	3,584,913

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
$2,695,602	Aaa(d)	Series 2005-AR4, Class 2A2, 4.531% due 4/25/35 (b)	$2,625,345

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $256,916,785)	256,564,969

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.5%
U.S. Government Agencies - 5.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
10,000,000		6.875% due 9/15/10 (c)	10,635,520
12,000,000		4.500% due 5/16/36 (e)(f)	11,418,744
		Federal National Mortgage Association (FNMA):
1,500,000		3.625% due 3/15/07	1,480,296
10,000,000		6.625% due 9/15/09 (c)	10,451,130
15,000,000		6.000% due 5/15/11 (c)	15,481,395
2,200,000		Tennessee Valley Authority, Notes, 5.375% due 4/1/56	2,092,444

		Total U.S. Government Agencies	51,559,529

U.S. Government Obligations - 4.7%
		U.S. Treasury Bonds:
4,800,000		8.750% due 5/15/17 (c)	6,235,128
70,000		5.375% due 2/15/31	71,072
		U.S. Treasury Notes:
3,225,000		4.625% due 2/29/08	3,211,397
1,290,000		4.625% due 3/31/08	1,284,408
4,440,000		4.500% due 2/28/11	4,360,222
540,000		4.750% due 3/31/11	535,908
8,110,000		4.500% due 2/15/16	7,758,991
5,948,000		4.500% due 2/15/36	5,347,163
39,910,000		U.S. Treasury STRIPS, 0.000% due 11/15/27	12,773,115

		Total U.S. Government Obligations	41,577,404

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $97,767,408)	93,136,933

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.3%
		U.S. Treasury Bonds, Inflation Indexed:
15,465,933	AAA	2.000% due 1/15/16 (c)	14,956,656
9,289,744	AAA	2.000% due 1/15/26	8,641,283
15,521,944	AAA	U.S. Treasury Notes, Inflation Indexed, 0.875% due 4/15/10 (c)	14,766,475

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $39,318,787)	38,364,414

SOVEREIGN BONDS - 2.5%
Brazil - 0.4%
		Federative Republic of Brazil:
500,000	BB	10.125% due 5/15/27	642,500
323,000	BB	11.000% due 8/17/40	416,186
		Collective Action Securities:
140,000	BB	7.875% due 3/7/15	151,095
1,626,000	BB	8.000% due 1/15/18	1,767,055
250,000	BB	8.750% due 2/4/25	283,125

		Total Brazil	3,259,961

Colombia - 0.2%
		Republic of Colombia:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Colombia - 0.2% (continued)
$300,000	BB	10.000% due 1/23/12	$355,200
1,155,000	BB	11.750% due 2/25/20	1,648,762
175,000	BB	10.375% due 1/28/33	240,844

		Total Colombia	2,244,806

Mexico - 0.8%
		United Mexican States:
475,000	BBB	8.125% due 12/30/19	551,000
		Medium-Term Notes, Series A:
1,925,000	BBB	6.375% due 1/16/13	1,961,575
630,000	BBB	5.875% due 1/15/14	622,440
3,291,000	BBB	7.500% due 4/8/33	3,611,873

		Total Mexico	6,746,888

Panama - 0.1%
		Republic of Panama:
350,000	BB	9.375% due 7/23/12	403,812
275,000	BB	8.875% due 9/30/27	330,000
196,000	BB	9.375% due 4/1/29	245,686
117,000	BB	6.700% due 1/26/36	115,099

		Total Panama	1,094,597

Peru - 0.1%
		Republic of Peru:
175,000	BB	9.125% due 2/21/12	194,775
150,000	BB	9.875% due 2/6/15	178,313
75,000	BB	8.750% due 11/21/33	84,750
434,500	BB	PDI, 5.000% due 3/7/17 (b)	417,989

		Total Peru	875,827

Russia - 0.9%
		Russian Federation:
311,111	BBB	8.250% due 3/31/10 (a)	327,056
200,000	BBB	11.000% due 7/24/18 (a)	283,500
6,590,000	BBB	5.000% due 3/31/30 (a)(c)	7,158,387

		Total Russia	7,768,943

		TOTAL SOVEREIGN BONDS (Cost - $22,211,093)	21,991,022

Contracts
PURCHASED OPTION - 0.0%
779		Eurodollar Futures, Call @ $94.75, expires 9/18/06 (Cost - $421,720)	223,962

Warrant
WARRANT - 0.0%
4,250		United Mexican States, Series XW10, Expires 10/10/06* (Cost - $10,625)	20,188

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,101,842,360)	1,083,293,942

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 17.6%
Repurchase Agreement - 16.8%
$149,574,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity - $149,633,206; (Fully collateralized by U.S. Treasury obligations, 4.250% to 4.625% due 3/31/08 to 1/15/11; Market value - $152,567,820) (Cost - $149,574,000) (c)	$149,574,000

U.S. Government Agencies - 0.1%
100,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.598% due 5/16/06 (g)	99,810
1,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.589% due 5/15/06 (g) (Cost - $1,098,041)	998,231

	Total U.S. Government Agencies	1,098,041

Sovereign Bonds - 0.7%
5,700,000	Government of Canada, 4.962% due 9/20/06 (g) (Cost - $5,590,731)	5,590,731

	TOTAL SHORT-TERM INVESTMENTS (Cost - $156,262,772)	156,262,772

	TOTAL INVESTMENTS - 139.2% (Cost - $1,258,105,132#)	1,239,556,714
	Liabilities in Excess of Other Assets - (39.2)%	(348,962,968)

	TOTAL NET ASSETS - 100.0%	$890,593,746

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(c)	All or a portion of this security is segregated for open futures contracts, written options, and mortgage dollar rolls.

(d)	Rating by Moody’s Investors Service.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PDI	— Past Due Interest
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
605	U.S. Treasury Notes 10-Year Futures, Put	5/26/2006	$105	$151,250
	(Premiums received - $153,757)

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Plus Bond Fund, Inc. (the “Fund”) (formerly known as Smith Barney Core Plus Bond Fund Inc.) is a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into

Notes to Schedule of Investments (unaudited) (continued)

interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,529,949
Gross unrealized depreciation	(20,078,367)

Net unrealized depreciation	$(18,548,418)

At April 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,211	6/06	$126,999,807	$126,133,219	$(866,588)
U.S. Treasury Bonds	143	6/06	16,005,411	15,278,656	(726,755)

					(1,593,343)

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Sell:
U.S. Treasury 10-Year Notes	464	6/06	$49,681,986	$48,988,250	$693,736

Net Unrealized Loss on Open Futures Contracts					$(899,607)

During the period ended April 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding January 31, 2006	—	$—
Options written	1,237	289,663
Options closed	(632)	(135,906)
Options expired	—	—

Options written, outstanding April 30, 2006	605	$153,757

During the period ended April 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $2,102,110,195.

At April 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $332,658,808.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Core Plus Bond Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 29, 2006